Consolidated Statements Of Cash Flows (Parenthetical) $ in Millions	Mar. 26, 2024 USD ($)
Proceeds from the issuance of term loan	$ 15.2
Issuance of term loan net of fees paid	0.5
Old Term Loan [Member]
Debt instrument, face amount	19.9
New Term Loan [Member]
Debt instrument, face amount	$ 35.6